Financial Risk Management_Maximum Exposure To Credit Risk(Details) - KRW (₩) ₩ in Millions		Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		₩ 746,811,197	₩ 654,860,994
Financial assets
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		574,163,818	490,888,495
Due from financial institutions measured at amortized cost
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk	[1]	22,720,091	18,142,960
Due from financial institutions measured at fair value through profit or loss
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		100,094	216,367
Securities measured at fair value through profit or loss
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		58,415,100	50,721,526
Loans measured at fair value through profit or loss
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		337,983	427,545
Financial instruments indexed to the price of gold
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		89,965	79,805
Derivatives
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		5,545,385	3,190,673
Loans measured at amortized cost
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk	[1]	377,166,984	339,684,059
Securities measured at fair value through other comprehensive income
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		58,456,889	43,556,848
Securities measured at amortized cost
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk	[1]	36,870,229	25,346,555
Loans measured at fair value through other comprehensive income
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		293,409	375,098
Other financial assets
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk	[1]	14,167,689	9,147,059
Off-balance sheet items
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		172,647,379	163,972,499
Acceptances And Guarantees Contracts
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		8,548,928	8,327,494
Financial guarantee contracts
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		4,964,468	3,847,390
Commitments
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		₩ 159,133,983	₩ 151,797,615

[1]	After netting of allowance.